LOANS AND FINANCING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LOANS AND FINANCING
Total Loans and Financing	R$ 13,367,841	R$ 16,461,656
Current	1,822,183	2,004,341
Non-current	R$ 11,545,658	14,457,315
Annual charges (as a percent)	6.66%
Working capital
LOANS AND FINANCING
Total Loans and Financing	R$ 2,424,246	2,739,258
Annual charges (as a percent)	6.78%
Financing of property, plant and equipment and others
LOANS AND FINANCING
Total Loans and Financing	R$ 1,205,281	2,108,216
Annual charges (as a percent)	14.28%
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total Loans and Financing	R$ 9,738,314	R$ 11,614,182
Annual charges (as a percent)	5.81%